Schedule of Total Assets by Segment (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Consolidated Segment Data Schedule Of Total Assets By Segment 1	$ 156,538,182
Consolidated Segment Data Schedule Of Total Assets By Segment 2	205,623,157
Consolidated Segment Data Schedule Of Total Assets By Segment 3	130,706,354
Consolidated Segment Data Schedule Of Total Assets By Segment 4	155,559,917
Consolidated Segment Data Schedule Of Total Assets By Segment 5	177,353
Consolidated Segment Data Schedule Of Total Assets By Segment 6	609,068
Consolidated Segment Data Schedule Of Total Assets By Segment 7	287,421,889
Consolidated Segment Data Schedule Of Total Assets By Segment 8	$ 361,792,142